EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Change in plan provisions	$ (3,900)
Postretirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	2,977	$ 2,317	$ 2,995
Service cost	29	24	32
Interest cost	126	118	126
Benefits paid	$ (18)	$ (40)	(77)
Change in plan provisions			(91)
Actuarial (gain) loss	$ (1,333)	$ 558	(668)
Benefit obligation end of period	$ 1,781	$ 2,977	$ 2,317
Change in plan assets
Fair value of plan assets at beginning of period
Employer contributions	$ 18	$ 40	$ 77
Benefits paid	$ (18)	$ (40)	$ (77)
Fair value of plan assets at end of period
Funded status	$ (1,781)	$ (2,977)	$ (2,317)
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	19,304	15,873	17,272
Interest cost	798	796	732
Benefits paid	$ (451)	$ (532)	(437)
Change in plan provisions			93
Actuarial (gain) loss	$ (1,046)	$ 3,167	(1,787)
Benefit obligation end of period	18,605	19,304	15,873
Change in plan assets
Fair value of plan assets at beginning of period	18,134	16,652	12,543
Actual return on plan assets	78	1,307	3,857
Employer contributions	765	707	689
Benefits paid	(451)	(532)	(437)
Fair value of plan assets at end of period	18,526	18,134	16,652
Funded status	(79)	(1,170)	779
Accumulated benefit obligation	$ 18,605	$ 19,304	$ 15,873